Financial Instruments and Risk Management (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Notes and other explanatory information [abstract]
Average foreign exchange rate	0.10
Net foreign exchange loss	$ 71,388	$ 30,435
Maximum credit exposure	$ 3,799,115	$ 5,263,886